Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Right Use of Asset	ROU is summarized below:
September 30, 2019
Office lease ROU	$46,696
Less accumulated reduction	(6,367)
Balance of ROU asset as of September 30, 2019	$40,329

Schedule of Operating Lease Liability

Operating lease liability related to the ROU asset is summarized below:

September 30, 2019
Office lease liability	$46,696
Reduction of lease liability	(5,403)
Total	41,293
Less: current portion	(19,132)
Long term portion of lease liability as of September 30, 2019	$22,161

Schedule of Future Minimum Rental Payments for Operating Leases

Future Minimum lease payments under non-cancelable operating lease at September 30, 2019 are as follows:

Remainder Fiscal Year 2020	$20,036
Year 2021	22,778
Total	42,814
Imputed interest	(1,521)
Total operating lease liability	$41,293

Future minimum operating lease commitments consisted of the following at June 30, 2019:
Fiscal Year Ended June 30,	Amount (USD)
2020	$27,756
2021	$25,443